Contract Liabilities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract Liabilities
Revenue recognized contract liabilities	¥ 319.3	¥ 215.5	¥ 138.6